COMMITMENTS AND CONTINGENCIES - FUTURE MINIMUM RENT COMMITMENTS (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2016 USD ($) ft²	Sep. 04, 2013 USD ($)	Sep. 17, 2012 ft²
Future minimum rent commitments
2017	$ 314,000		$ 314,000
2018	1,378,000		1,378,000
Total	11,644,000		11,644,000
Cambridge Lease
Future minimum rent commitments
2017					$ 1,289,000
2018					1,088,000
Total					2,377,000
Commitments
Total rent expense	$ 269,000	$ 210,000	828,000	$ 707,000	918,000	$ 1,123,000	$ 1,148,000
Sublease income recorded as offset to rent expense					$ 230,000
Legal settlement agreement accrual									$ 286,000
Lease space (in square feet) | ft²										26,150
CRISPR Therapeutics lease
Commitments
Sublease income recorded as offset to rent expense			$ 26,000	$ 77,000
Lease space (in square feet) | ft²								5,233
Tenant security deposit and first month's rent								$ 51,000
Tenant security deposit								$ 26,000